EMPLOYEE BENEFIT OBLIGATIONS - Pension Expense Charged to Operating Profit, Amounts Charged to Finance Costs and Amounts Recognised in Consolidated Statement of Comprehensive Income (OCI) (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit (liability) asset
Service cost	£ 16	£ 12	£ 12
Administrative expenses	2	1	3
Charge to operating profit	18	13	15
Net interest expense on pension plans	4	4	4
Charge to profit before taxation for defined benefit plans	22	17	19
Actuarial (loss)/gain recognised in OCI	(1)	3	(9)
Post employment pension other comprehensive income
Disclosure of net defined benefit (liability) asset
Return/(loss) on plan assets (excluding interest income)	4	(4)	7
Changes in demographic assumptions underlying the present value of the plan liabilities	0	0	(1)
Changes in financial assumptions underlying the present value of the plan liabilities	1	11	(14)
Experience loss arising on the plan liabilities	(6)	(4)	(1)
Change in irrecoverable surplus	0	0	0
Actuarial (loss)/gain recognised in OCI	£ (1)	£ 3	£ (9)